CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 742,881	$ 315,105	$ 3,833,195
Accounts receivable, net	14,251,895	13,478,263	19,759,254
Accounts receivable - related party	1,422,015	1,230,308	1,099,098
Marketable securities	25,278	21,148	20,075
Inventory	4,736,222	4,355,365	4,789,054
Loans receivable	666,225	614,473	411,858
Loans receivable - related party	768,891	557,473	442,480
Prepaid expenses and other current assets	1,383,105	1,310,388	1,811,911
Prepaid expenses and other current assets - related party	3,848,487	3,578,825
TOTAL CURRENT ASSETS	27,844,999	25,461,347	36,607,780
Property and equipment, net	10,016,068	9,689,505	10,332,090
Goodwill and intangible assets, net	7,802,529	7,756,534	7,807,592
Loans receivable - long term portion	2,927,994	2,876,523	3,509,200
Loans receivable - related party - long term	2,875,384	2,898,280	3,539,840
Operating lease right-of-use asset	671,605	696,166	1,131,552
Financing lease right-of-use asset	9,451	13,607	28,790
Advances for building's acquisition	2,000,020	2,000,020	2,000,020
TOTAL CURRENT ASSETS	27,844,999	25,461,347	36,607,780
Other assets	1,154,594	1,108,484	1,057,947
Other assets - related party	1,889,300	1,811,425	0
TOTAL ASSETS	57,191,944	54,311,892	66,014,811
CURRENT LIABILITIES:
Accounts payable and accrued expenses	11,672,962	11,157,658	11,911,978
Accounts payable and accrued expenses - related party	614,554	1,269,403	231,564
Prepaid expenses and other current assets - related party		3,578,825	4,440,855
Accrued interest	255,192	221,820	166,348
Lines of credit	7,305,377	6,985,052	6,630,273
TOTAL ASSETS	57,191,944	54,311,892	66,014,811
Notes payable	2,763,723	2,548,480	1,570,886
Notes payable - related party	11,012	10,558	11,283
Loans payable - related party	0	6,194	13,257
Operating lease liability, current portion	203,601	196,718	285,563
Financing lease liability, current portion	8,376	11,484	27,222
Other current liabilities	3,751,190	3,350,173	3,474,096
TOTAL CURRENT LIABILITIES	26,585,987	25,757,540	24,322,470
Notes payable - long term portion	2,088,540	1,560,433	3,035,341
TOTAL CURRENT LIABILITIES	26,585,987	25,757,540	24,322,470
Operating lease liability, net of current portion	466,909	498,398	844,866
Financing lease liability, net of current portion	1,788	3,399	5,261
Other liabilities	2,097,008	1,959,193	1,763,845
TOTAL LIABILITIES	31,240,232	29,778,963	29,971,783
TOTAL LIABILITIES	31,240,232	29,778,963	29,971,783
Commitments and Contingencies (see Note 14)		0	0
STOCKHOLDERS' EQUITY:
Common stock, $0.001 par value; 300,000,000 shares authorized; 27,284,633 and 23,689,135 shares issued and 27,198,136 and 23,602,638 outstanding as of March 31, 2025 and December 31, 2024, respectively	27,285	23,689	15,983
Additional paid-in capital	142,785,641	141,583,625	129,008,301
Subscription receivable	(20)	(20)	(20)
Treasury stock, at cost, 86,497 shares as of March 31, 2025 and December 31, 2024	(917,159)	(917,159)	(917,159)
Accumulated deficit	(114,840,372)	(114,022,275)	(91,644,233)
Accumulated other comprehensive loss	(1,103,663)	(2,134,931)	(419,844)
TOTAL STOCKHOLDERS' EQUITY	25,951,712	24,532,929	36,043,028
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 57,191,944	$ 54,311,892	$ 66,014,811